UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2001



                          PAR Capital Management Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 One Financial Center, Suite 1600       Boston              MA             02111
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 028-06766
                -----------

---------------------------------- ATTENTION -----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
     FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2001.


Frederick S. Downs Jr., Vice President              (617) 526-8990
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                             PAR Capital Management Inc.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager

                                       /s/Frederick S. Downs Jr.
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:



List of Other Included Managers:    None
                                ------------

Number of Other Included Managers:   None
                                  -----------

Form 13F Information Table Entry Total:  99
                                       --------

Form 13F Information Table Value Total:   $526,008
                                       ----------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                    FORM 13F

                                INFORMATION TABLE

As of September 30, 2001


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                                ITEM 2       ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                                FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                      TITLE                    MARKET   SHARES OF                  SHARED
NAME OF ISSUER                         OF          CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED NONE
                                      CLASS       NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications                Common      000886101       305     87500     X                             87500
Abercrombie & Fitch Corporation   Class A Common  002896207      1055     60000     X                             60000
Acme Communications Inc.              Common      004631107        98     14000     X                             14000
Airtran Holdings                      Common      00949P108      1440    339600     X                            339600
Alaska Air Group Inc.                 Common      011659109      9014    451400     X                            451400
Ameristar Casinos Inc.                Common      03070Q101      7828    600800     X                            600800
Ameritrade Holding Corporation    Class A Common  03072H109      5178   1291200     X                           1291200
Amtran Inc.                           Common      03234G106      2122    246800     X                            246800
Arch Coal Incorporated                Common      039380100      6093    390600     X                            390600
Argosy Gaming Corporation             Common      040228108     11135    425000     X                            425000
Best Buy Company Inc                  Common      086516101      2273     50000     X                             50000
Boyd Gaming Corporation               Common      103304101       628    141200     X                            141200
CKE Restaurants                       Common      12561E105       650    100000     X                            100000
Catalina Marketing Corporation        Common      148867104     12600    450000     X                            450000
Celgene Corporation                   Common      151020104      1322     50000     X                             50000
Cerner Corporation                    Common      156782104      7425    150000     X                            150000
Charter Communications Inc        Class A Common  16117M107      3095    250000     X                            250000
Corvis Corp                           Common      221009103       114     75000     X                             75000
Crossman Communities Inc.             Common      22764E109      2942    112000     X                            112000
CYTYC Corporation                     Common      232946103       206      7700     X                              7700
Dover Downs Entertainment             Common      260086103      6815    550500     X                            550500
Edgar Online Inc.                     Common      279765101      1183   1028500     X                           1028500
Echostar Communications           Class A Common  278762109     12799    550000     X                            550000
ELITE Information Group Inc. Co.      Common      28659M106      6552   1220300     X                           1220300
Employee Solutions                    Common      292166105               70000     X                             70000
Engelhard Corporation                 Common      292845104      4666    202000     X                            202000
Enron Corporation                     Common      293561106      2723    100000     X                            100000
Etoys, Inc.                           Common      297862104         2    351900     X                            351900
Evercel Inc.                          Common      299759100        11     22400     X                             22400
Expedia Inc.                      Class A Common  302125109     22541    928000     X                            928000
4 Kids Entertainment Inc.             Common      350865101      5118    257200     X                            257200
Friedman Billings Ramsey Group    Class A Common  358433100       984    193000     X                            193000
Fusion Medical Technologies Inc.      Common      361128101       440     97800     X                             97800
Giga-Tronics Inc.                     Common      375175106        87     39700     X                             39700
Glenayre Technologies Inc.            Common      377899109        61    100000     X                            100000
Global Technovations Inc.             Common      37939M109       140    340500     X                            340500
GTECH Holdings Corporation            Common      400518106      9847    285100     X                            285100
Harris Interactive                    Common      414549105       137     62400     X                             62400
Healthcare Recoveries Inc.            Common      42220K101      5246   1301700     X                           1301700
Hexcel Corporation                    Common      428291108       574    143600     X                            143600
Hollywood Casino Corporation      Class A Common  436132203     12603   1867100     X                           1867100
Hollywood Entertainment Corp.         Common      436141105     67189   5718200     X                           5718200
Hotel Reservation Network Inc.    Class A Common  441451101     10317    453700     X                            453700
Hub Group Inc.                    Class A Common  443320106       184     17400     X                             17400
ICN Pharmaceuticals Inc.              Common      448924100     10540    400000     X                            400000
Imagyn Medical Technologies Inc.      Common      45244E100         2     78333     X                             78333
Internap Networks Services Corp.      Common      45884A102        54     53800     X                             53800
Jupiter Media Metrix Inc.             Common      48206U104       216    501200     X                            501200
JCC Holding Company                   Common      46611Q403       336    167968     X                            167968
Kana Software Inc.                    Common      483600102        36    100975     X                            100975
Kforce.Comm Inc.                      Common      493732101       294     58500     X                             58500
Lodgenet Entertainment Corp.          Common      540211109     19538   1777800     X                           1777800
Learn2.com Inc.                       Common      522002104         3     32500     X                             32500
Liberate Technologies                 Common      530129105       448     45000     X                             45000
MTR Gaming Group Inc                  Common      553769100       358     38600     X                             38600
Mediacom Communications Corp.     Class A Common  58446K105      5800    445100     X                            445100
Mesaba Holdings Inc.                  Common      59066B102     12535   2124500     X                           2124500
Metro-Goldwyn-Mayer Inc.              Common      591610100       848     50000     X                             50000
Mid Atlantic Medical Services, Inc.   Common      59523C107     12600    600000     X                            600000
Morton Industrial Group Inc.          Common      619328107       297    220000     X                            220000
Navigant International Inc.           Common      63935R108       272     33800     X                             33800
OpenTV Corporation                Class A Common  G6754310        339     67500     X                             67500
Pacific Health Systems Inc            Common      695112102     22534   1789800     X                           1789800
Peets Coffee & Tea Inc.               Common      705560100      1501    200100     X                            200100
Pegasus Communications Corporation Class A Common 705904100     16896   2413700     X                           2413700
Pegasus Solutions Inc.                Common      705906105      3305    394400     X                            394400
Penn National Gaming Inc.             Common      707569109     10545    643000     X                            643000
Per-Se Technologies                   Common      713569309      7817    984500     X                            984500
Pharmacyclics Inc.                    Common      716933106       445     25000     X                             25000
Phoenix Healthcare Corporation        Common      719072100         5     91500     X                             91500
Physician Computer Network            Common      71940K109         1    251000     X                            251000
Pixar                                 Common      725811103     10910    270050     X                            270050
Priceline.com                         Common      741503106      7459   1968076     X                           1968076
Puradyn Filter Technologies Inc.      Common      746091107       235    100000     X                            100000
QLT Incorporated                      Common      746927102      3716    240800     X                            240800
RPM Inc - Ohio                        Common      749685103      2543    269100     X                            269100
Radio One Inc.                    Class D Common  75040P405      5049    437500     X                            437500
Recoton Corporation                   Common      756268108      2137    173000     X                            173000
Resortquest International Inc.        Common      761183102      5344   1781200     X                           1781200
S1 Corporation                        Common      78463B101       408     48200     X                             48200
Sabre Group Holdings, Inc.            Common      785905100     34762   1300000     X                           1300000
Sapient Corporation                   Common      803062108      1712    444600     X                            444600
Sepracor Inc.                         Common      817315104      1698     47300     X                             47300
Shoneys Inc.                          Common      825039100        90    300000     X                            300000
Sonic Automotive Inc.             Class A Common  83545G102       143     10500     X                             10500
Spanish Broadcasting System Inc.  Class A Common  846425882      5300    747500     X                            747500
Sportsline.com Inc.                   Common      848934105       584    435800     X                            435800
Station Casinos Inc.                  Common      857689103     26925   3205400     X                           3205400
Talbots Inc.                          Common      874161102      1347     60000     X                             60000
Travelocity.com Inc.                  Common      893953109      9318    700600     X                            700600
Triad Hospital Inc.                   Common      89579K109     15045    425000     X                            425000
Tweeter Home Entertainment Group Inc. Common      901167106      1123     82300     X                             82300
US Oncology Inc.                      Common      90338W103      8496   1140400     X                           1140400
United Therapeutics Corporation       Common      91307C102      1884    150000     X                            150000
Vivendi Universal Sponsord ADR        Common      92851S204      1248     26917     X                             26917
WABTEC Corporation                    Common      929740108      1046     96000     X                             96000
Worldcom Inc.                         Common      98157D106       301     20000     X                             20000
Young Broadcasting Inc.           Class A Common  987434107      3538    244000     X                            244000
Zixit Corporation                     Common      989748100       342     70900     X                             70900

                     Total Long Equities                       526008